Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

12.	Subsequent Events
The Company has evaluated subsequent events for recognition and disclosure purposes in the unaudited consolidated financial statements as of September 30, 2022, and the nine months then ended, through November 17, 2022, the date the financial statements were available to be issued and, for disclosure purpose, through November 30, 2022. Except as described below, or as otherwise indicated in the footnotes, the Company has concluded that no events or transactions have occurred that require disclosure.
Funding Commitment Letter
On
 October 17, 2022, Sorrento and the Company entered into a letter agreement (the “Funding Commitment Letter”). Pursuant to the terms of the Funding Commitment Letter, upon the written request of the Company (which request the Company shall make to the extent necessary to satisfy the closing condition in the BCA that requires the combined company to have $
5,000,001
in net tangible assets as of immediately following the effective time of the Business Combination (the “Effective Time”) under the BCA (the “Net Tangible Assets Condition”)), Sorrento agreed to fund one or more loans to the Company in the amount set forth in such written request (a “Loan Request”); provided, that any amounts funded by Sorrento in respect of any Loan Request were to be treated as Outstanding Indebtedness for all purposes under the Debt Exchange Agreement and included in

the calculation of the Aggregate Outstanding Amount thereunder with such amount to be contributed to the Company in exchange for shares of Legacy Scilex preferred stock. The Funding Commitment Letter also provides that, in no event shall the aggregate amount of loans made and funded by Sorrento pursuant to Loan Requests exceed the lesser of (a) $10,000,000 and (b) an amount that, when taken together with all other Outstanding Indebtedness, will result in the Aggregate Outstanding Amount equaling $310,000,000. The Company did not draw funds from the Funding Commitment Letter at the Effective Time.
Amendment to Amended and Restated Certificate of Incorporation
On
 November 10, 2022, the Company filed with the Secretary of State of the State of Delaware (i) a Certificate of Amendment to its Amended and Restated Certificate of Incorporation to increase the authorized number of shares of preferred stock of the Company from
20,000,000
to
45,000,000
and (ii) a certificate of designation setting forth the designations, powers, rights and preferences and qualifications, limitations and restrictions of the Series A Preferred Stock, par value $
0.0001
per share, of Legacy
Scilex.
Sorrento Absorbed Liabilities
In October
and November 2022, Sorrento entered into agreements with certain of the Company’s third party professional service providers to assume $
11.9
 million of liabilities accrued by the Company, of which $
10.0
 million and $
1.9
 million were recorded under accounts payable and accrued expenses, respectively, within the consolidated balance sheet. The liabilities assumed by Sorrento were reclassified under related party payable within the consolidated balance sheet and subsequently exchanged on November 10, 2022 under the terms of the Debt Exchange
Agreement (see
Note 10).
Committed Equity Financing
On
 November 17, 2022, the Company entered into a standby equity purchase agreement (the “Yorkville Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“YA II”). Pursuant to the Yorkville Purchase Agreement, the Company has the right to sell to YA II, from time to time during the term of the Yorkville Purchase Agreement, up to $
500,000,000
of shares of New Scilex common stock, subject to certain limitations and conditions set forth therein. Upon the satisfaction of the conditions to YA II’s purchase obligation set forth in the Yorkville Purchase Agreement, including that a registration statement with respect to the shares to be issued to YA II thereunder be declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the first day of the month next following the
36-month
anniversary of the date on which such registration statement has been declared effective by the SEC, to direct the YA II to purchase a specified amount of shares of Common Stock (each such sale, an “Advance”) by delivering written notice to YA II (each, an “Advance Notice”).
While
 there is no mandatory minimum amount for any Advance, an Advance may be for a number of shares of New Scilex common stock not to exceed
200
% of the average of the daily trading volume of the New Scilex common stock on the Nasdaq Capital Market during regular trading hours as reported by Bloomberg L.P. during the five
trading days immediately preceding the date of the Advance Notice. The shares of New Scilex common stock, if any, that the Company elects to sell to YA II pursuant to an Advance will be purchased at a price equal to
98
% of the lowest daily VWAP (as defined below) during the
two
consecutive trading days commencing on the date of delivery of an Advance Notice. “VWAP” means, for any trading day, the daily volume weighted average price of the New Scilex common stock for such trading day on the Nasdaq Capital Market as reported by Bloomberg L.P. during regular trading hours. The Company may also specify a certain minimum acceptable price per share in each Advance.
As
 consideration for YA II’s commitment to purchase shares of New Scilex common stock at the Company’s direction upon the terms and subject to the conditions set forth in the Yorkville Purchase Agreement, upon execution of the Yorkville Purchase Agreement, the Company issued
250,000
shares of New Scilex common stock to YA II.

15.	Subsequent Events
The following events were identified subsequent to the balance sheet date.
SPAC Transaction
On March 17, 2022, the Company entered into an Agreement and Plan of Merger (as amended, the “Merger Agreement”) with Vickers Vantage Corp. I (“Vickers”), a SPAC, and Vantage Merger Sub, Inc., a wholly owned subsidiary of Vickers (“Merger Sub”). Pursuant to the terms of the Merger Agreement, (i) Merger
Sub will

merge with and into the Company
, with the Company surviving the merger (“combined company”) and (ii) become a wholly owned subsidiary of Vickers (collectively, the “SPAC Transaction”). The Merger is expected to close during the fourth quarter of 2022, and the Combined Company is expected to be listed on the Nasdaq Capital Market under the new ticker symbol “SCLX”. Completion of the SPAC Transaction is subject to the approval of Vickers and Company shareholders and the satisfaction or waiver of certain other closing conditions.
Scilex Pharma Note
Effective February 14, 2022, Scilex Pharma issued to Sorrento a draw notice under the Letter of Credit as required under the terms of the Indenture because actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 were less than a specified sales threshold for such period. As a result of the draw notice being issued, the Company paid to Scilex Pharma $
35.0
 million in a single
lump-sum
amount as a subordinated loan. Per the terms of the Amendment No. 3, in February 2022, Scilex Pharma repurchased Scilex Pharma Notes in an aggregate amount equal to $
20.0
 million at a purchase price in cash equal

to 100% of the principal amount. In addition, the draw down of the Letter of Credit triggered a requirement for Scilex Pharma to maintain a minimum cash balance of $10.0 million at all times going forward.
Effective
 February 15, 2022, in accordance with the Indenture, the principal amount of the Scilex Pharma Notes was increased by $
28.0
 million as actual cumulative net sales of ZTlido from the issue date of the Scilex Pharma Notes through December 31, 2021 did not equal or exceed a $
481.0
 million sales threshold for such period.
Advances on Related Party Note Payable
On March 30, 2022, Sorrento made advances to the Company in the amount of $
23.0
 million under the related party note payable entered into on March 18, 2019 with Sorrento. See Note 13 for further discussion of the related party note payable.
SP-104
Acquisition from Sorrento
On May 12, 2022
, the Company and Sorrento entered into a bill of sale and assignment and assumption agreement (the “Bill of Sale”), pursuant to which Sorrento sold, conveyed, assigned and transferred to Scilex all of its rights, title and interest in and to Sorrento’s Delayed Burst Release Low Dose Naltrexone
(DBR-LDN)
asset and intellectual property rights, for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”) and the Company is currently analyzing the accounting treatment for the transaction. These assets had previously been acquired by Sorrento from Aardvark Therapeutics, Inc. (“Aardvark”) in April 2021 pursuant to an asset purchase agreement (the “Aardvark Asset Purchase Agreement”). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under the Aardvark Asset Purchase Agreement (the
“SP-104
Acquisition”).
As consideration for the
SP-104
Acquisition, the Company issued a promissory note in the aggregate principal amount of $
5.0
 million to Sorrento (the “2022 Promissory Note”). The 2022 Promissory Note matures seven years
from the date of issuance and bears interest at the rate equal to the lesser of (a)
2.66
% simple interest per annum and (b) the maximum interest rate permitted under law. The 2022 Promissory Note is payable in cash, shares of the Company common stock (any shares so issued, the
“
Consideration Shares”) or any combination thereof, at the Company’s sole discretion, and may be prepaid in whole or in part at any time without penalty. The Company also agreed to file with the SEC, a resale registration statement, relating to the resale by Sorrento of any Consideration Shares that may be issued to Sorrento, within
60
days of the issuance of such Consideration Shares.
As the successor to the Aardvark Asset Purchase Agreement, the Company is obligated to pay Aardvark (i) $
3,000,000
, upon initial approval by the FDA of a new drug application for the LDN Formulation (as defined in the
 Aardvark Asset Purchase Agreement) (which amount may be paid in shares of the Company’s common stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $
20,000,000
, in cash, upon achievement of certain net sales by the Company of a commercial product that uses the LDN Formulation (the “Commercial Product”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the LDN Formulation. The royalty percentage is subject to reduction in certain circumstances. Royalties are due for so long as Commercial Product is covered by a valid patent in the country of sale or for ten years following the first commercial sale of the Commercial Product, whichever is longer.
In connection with its acquisition of the
SP-104
Assets, the Company has agreed that if it issues any shares of the Company’s common stock in respect of the Development Milestone Payment, the Company will prepare and file one or more registration statements with the SEC for the purpose of registering for resale such shares and is required to file such registration statement with the SEC within
60

days following the date on which any such shares are issued.
Tien-Li
Lee, MD, a member of the board of directors of the Company, is the founder, chief executive officer and a member of the board of directors of Aardvark.

Vicker's Vantage
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below and elsewhere in these unaudited condensed consolidated financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On October 10, 2022, the Company extended the period of time to consummate a Business Combination to November 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

On October 17, 2022, the Company and its Sponsors entered into a Debt Contribution Agreement (the “Debt Contribution Agreement”). The Debt Contribution Agreement relates to certain amounts owed by the Company to the Sponsors for payment of certain outstanding loans (the “Company Obligations”) as set forth in the Debt Contribution Agreement. Pursuant to the Debt Contribution Agreement, the Sponsors have agreed to contribute the Company Obligations to the Company in exchange for the issuance of that number of shares of shares of common stock, par value $0.0001 per share, of the Company, determined by dividing the Company Obligations by $10.00 (the “Contribution Shares”) to the Sponsors immediately prior to the consummation of the Business Combination but after the Domestication (as defined in the Merger Agreement). Upon the occurrence of the debt contribution and issuance of the Contribution Shares to the Sponsors pursuant to the Debt Contribution Agreement, the Company Obligation owed to the Sponsors shall be extinguished in its entirety and shall be of no further force or effect and shall be deemed satisfied in full.
In connection with the Debt Exchange Agreement, on October 17, 2022, Sorrento and Scilex entered into a letter agreement (the “Funding Commitment Letter”) pursuant to which, upon the written request of the Company (which request the Company shall make to the extent necessary to satisfy Net Tangible Asset Condition), Sorrento shall fund one or more loans to the Company in the amount set forth in such written request.
On October 17, 2022, as consideration for Sorrento agreeing to provide for funding under the Funding Commitment Letter, Vickers, the Sponsors, Sorrento and Maxim Group LLC, entered into the Warrant Transfer Agreement (the “Warrant Transfer Agreement”) for the transfer of certain private placement warrants held by the Sponsors to Sorrento in the event redemptions exceed certain thresholds specified in the Warrant Transfer Agreement.
On October 17, 2022, the Company entered into a Letter Agreement with Sorrento and the Sponsors (the “Letter Agreement”) to provide that certain shares held by the Sponsors will be released from the lock-up
restrictions only in an amount necessary to help satisfy the minimum public float requirement under the Listing Standards of the Nasdaq Stock Market LLC, which amount shall not exceed 1,500,000 shares.
On October 28, 2022, the proxy statement/prospectus was declared effective and the Company commenced with mailing the proxy materials to the Company’s shareholders ahead of the extraordinary general meeting of the Company’s shareholders on November 9, 2022.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the financial statements.
On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On January 27, 2022, the Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an additional aggregate principal amount of $500,000. The aggregate principal balance of the Convertible Promissory Notes amounted to $2,035,000.